ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

COMMON STOCKS - 85.6%	Shares	Value
Communications - 3.2%
Cable & Satellite - 0.5%
Comcast Corporation - Class A	600	$ 18,576
Optimum Communications, Inc. - Class A (a)	4,000	5,760
		24,336
Entertainment Content - 0.0% (b)
Versant Media Group, Inc. (a)	24	800

Internet Media & Services - 2.7%
Netflix, Inc. (a)	1,250	120,300

Consumer Discretionary - 7.0%
E-Commerce Discretionary - 7.0%
Alibaba Group Holding Ltd. - ADR	1,500	216,165
Coupang, Inc. (a)	5,100	97,308
		313,473
Energy - 3.9%
Oil & Gas Services & Equipment - 3.9%
SLB Ltd.	3,400	174,556

Financials - 42.3%
Banking - 9.7%
Citigroup, Inc.	3,700	407,703
Citizens Financial Group, Inc.	500	30,095
		437,798
Broker-Dealers - 9.8%
Charles Schwab Corporation (The)	2,700	257,040
XP, Inc. - Class A	8,415	181,175
		438,215
Insurance - 22.8%
Aflac, Inc.	2,500	282,325
Equitable Holdings, Inc.	4,800	193,056
Jackson Financial, Inc.	5,000	547,400
		1,022,781

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.6% (Continued)	Shares	Value
Health Care - 15.8%
Biotech & Pharma - 7.5%
Bayer AG - ADR	5,250	$ 64,575
Novo Nordisk A/S - ADR	2,300	86,135
Viatris, Inc.	12,435	185,654
		336,364
Health Care Facilities & Services - 2.6%
Cigna Group (The)	400	115,928

Medical Equipment & Devices - 5.7%
Becton, Dickinson and Company	600	105,888
Medtronic plc	1,300	126,958
Waters Corporation (a)	81	25,870
		258,716
Materials - 2.1%
Containers & Packaging - 2.1%
O-I Glass, Inc. (a)	6,900	92,460

Technology - 7.1%
Software - 2.4%
Salesforce, Inc.	550	107,134

Technology & Electronics - 4.7%
Corning, Inc.	1,400	210,532

Utilities - 4.2%
Electric Utilities - 4.2%
PG&E Corporation	10,000	190,000

Total Common Stocks (Cost $2,455,980)		$ 3,843,393

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHT - 0.1%			Shares	Value
Financials - 0.1%
Asset Management - 0.1%
Sycamore Partners, LLC (a)(c) (Cost $0)			13,000	$ 6,890

PURCHASED OPTION CONTRACTS - 2.3%	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts - 2.3%
Charles Schwab Corporation (The), 06/18/26	$ 95 .00	15	$ 142,800	$ 10,237
Comcast Corporation, 01/15/27	30 .00	5	15,480	2,925
Comcast Corporation, 01/15/27	30 .00	40	123,840	18,600
Coupang, Inc., 06/18/26	23 .00	25	47,700	2,100
Coupang, Inc., 06/18/26	30 .00	10	19,080	210
Equitable Holdings, Inc., 09/18/26	42 .50	15	60,330	4,950
Netflix, Inc., 06/18/26	76 .00	5	48,120	11,435
Netflix, Inc., 06/18/26	80 .00	5	48,120	9,750
Novo Nordisk A/S, 09/18/26	40 .00	5	18,725	2,025
O-I Glass, Inc., 12/18/26	15 .00	5	6,700	875
PG&E Corporation, 03/20/26	15 .00	10	19,000	4,010
PG&E Corporation, 06/18/26	15 .00	30	57,000	12,600
SLB Ltd., 03/20/26	32 .50	5	25,670	9,713
Viatris, Inc., 01/15/27	10 .00	13	19,409	7,020
XP, Inc., 01/15/27	20 .00	15	32,295	7,650
Total Purchased Option Contracts (Cost $63,670)			$ 684,269	$ 104,100

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.4%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 3.34% (d)(e) (Cost $510,250)	510,250	$ 510,250

Investments at Value - 99.4% (Cost $3,029,900)		$ 4,464,633

Other Assets in Excess of Liabilities - 0.6%		25,674

Net Assets - 100.0%		$ 4,490,307

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	The rate shown is the 7-day effective yield as of February 28, 2026.
(e)	A portion of this security is held as collateral in a segregated account. The total value of the securities held as collateral as of February 28, 2026 was $100,145.
*	Each option contract has a multiplier of 100 shares.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

The average monthly notional amount of purchased call options for the nine months ended February 28, 2026 was $405,140.